SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details)	Jan. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 100,000
2027
2028
2029
2030
Thereafter
Total	$ 100,000